Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Apr. 03, 2017
Registrant Name	SUNAMERICA SERIES, INC.
Central Index Key	0001020861
Amendment Flag	false
Document Creation Date	Apr. 03, 2017
Document Effective Date	Apr. 03, 2017
Prospectus Date	Apr. 03, 2017
Class T Prospectus | AIG Focused Dividend Strategy Fund | Class T
Prospectus:
Trading Symbol	AFDTX
Class T Prospectus | AIG Strategic Value Fund | Class T
Prospectus:
Trading Symbol	SFTTX
Class W Prospectus | AIG Strategic Value Fund | Class W
Prospectus:
Trading Symbol	SFVWX